Expense Example	Dec. 31, 2025 USD ($)
AZL® DFA International Core Equity Fund | AZL DFA International Core Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,553
AZL® DFA U.S. Core Equity Fund | AZL DFA U.S. Core Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,323
AZL® Enhanced Bond Index Fund | AZL Enhanced Bond Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	276
Expense Example, with Redemption, 10 Years	624
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	927
AZL® Fidelity Institutional Asset Management® Total Bond Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	834
AZL® Fidelity Institutional Asset Management® Total Bond Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,130
AZL® Government Money Market Fund | AZL Government Money Market Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
AZL® International Index Fund, Class 1 and Class 2 | AZL International Index Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
AZL® International Index Fund, Class 1 and Class 2 | AZL International Index Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
AZL® Mid Cap Index Fund, Class 1 and Class 2 | AZL Mid Cap Index Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
AZL® Mid Cap Index Fund, Class 1 and Class 2 | AZL Mid Cap Index Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
AZL® Moderate Index Strategy Fund | AZL Moderate Index Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	1,011
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2 | AZL MSCI Global Equity Index Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	988
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2 | AZL MSCI Global Equity Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,281
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2 | AZL Russell 1000 Growth Index Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	656
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2 | AZL Russell 1000 Growth Index Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	958
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2 | AZL Russell 1000 Value Index Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	656
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2 | AZL Russell 1000 Value Index Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	958
AZL® S&P 500 Index Fund, Class 1 and Class 2 | AZL S&P 500 Index Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
AZL® S&P 500 Index Fund, Class 1 and Class 2 | AZL S&P 500 Index Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
AZL® Small Cap Stock Index Fund, Class 1 and Class 2 | AZL Small Cap Stock Index Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
AZL® Small Cap Stock Index Fund, Class 1 and Class 2 | AZL Small Cap Stock Index Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
AZL® T. Rowe Price Capital Appreciation Fund | AZL T. Rowe Price Capital Appreciation Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	$ 1,285